Deferred Charges and leasehold improvements	12 Months Ended
Dec. 31, 2021
Deferred Charges And Leasehold Improvements
Deferred Charges and leasehold improvements

5. Deferred Charges and leasehold improvements

Deferred charges, consisting of dry-docking and special survey costs, net of accumulated amortization, amounted to $27,344 and $27,021 at December 31, 2021 and 2020, respectively. Leasehold improvements for the six suezmaxes Eurochampion 2004, Euronike, Archangel, Alaska and Arctic amounted to $6,953 at December 31, 2021 ($5,234 at December 31, 2020). Amortization of deferred dry-docking costs and of leasehold improvements is included in Depreciation and amortization in the accompanying Consolidated Statements of Comprehensive (Loss) Income.